Borrowings - Unaudited commentary (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 26,625	£ 28,638	£ 28,344
Decrease in borrowings	£ 2,013
Borrowings average maturity	11 years	11 years
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 4,447	£ 5,496